Shareholder Report, Holdings (Details)	Jun. 30, 2024
Madison Short-Term Strategic Income ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Madison Short-Term Strategic Income ETF | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Madison Short-Term Strategic Income ETF | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Madison Short-Term Strategic Income ETF | GM Financial Consumer Automobile Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Madison Short-Term Strategic Income ETF | Discover Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Madison Short-Term Strategic Income ETF | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Madison Short-Term Strategic Income ETF | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Madison Short-Term Strategic Income ETF | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Madison Short-Term Strategic Income ETF | PNC Financial Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Madison Short-Term Strategic Income ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Madison Short-Term Strategic Income ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Madison Short-Term Strategic Income ETF | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Madison Short-Term Strategic Income ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Madison Short-Term Strategic Income ETF | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Madison Short-Term Strategic Income ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Madison Short-Term Strategic Income ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Madison Short-Term Strategic Income ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Madison Short-Term Strategic Income ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Madison Short-Term Strategic Income ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Madison Short-Term Strategic Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Madison Aggregate Bond ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Madison Aggregate Bond ETF | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Madison Aggregate Bond ETF | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Madison Aggregate Bond ETF | Chase Auto Owner Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Madison Aggregate Bond ETF | AerCap Ireland Capital DAC / AerCap Global Aviation Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Madison Aggregate Bond ETF | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Madison Aggregate Bond ETF | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Madison Aggregate Bond ETF | GE HealthCare Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Madison Aggregate Bond ETF | PNC Financial Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Madison Aggregate Bond ETF | Towd Point Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Madison Aggregate Bond ETF | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Madison Aggregate Bond ETF | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Madison Aggregate Bond ETF | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Madison Aggregate Bond ETF | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Madison Aggregate Bond ETF | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Madison Aggregate Bond ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Madison Covered Call ETF | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Madison Covered Call ETF | Las Vegas Sands Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Madison Covered Call ETF | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Madison Covered Call ETF | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Madison Covered Call ETF | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Madison Covered Call ETF | Constellation Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Madison Covered Call ETF | Lowe's Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Madison Covered Call ETF | Microchip Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Madison Covered Call ETF | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Madison Covered Call ETF | Accenture PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Madison Covered Call ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Madison Covered Call ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Madison Covered Call ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Madison Covered Call ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Madison Covered Call ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Madison Covered Call ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Madison Covered Call ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Madison Covered Call ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Madison Covered Call ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Madison Covered Call ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Madison Dividend Value ETF | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Madison Dividend Value ETF | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Madison Dividend Value ETF | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Madison Dividend Value ETF | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Madison Dividend Value ETF | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Madison Dividend Value ETF | Fastenal Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Madison Dividend Value ETF | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Madison Dividend Value ETF | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Madison Dividend Value ETF | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Madison Dividend Value ETF | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Madison Dividend Value ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Madison Dividend Value ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Madison Dividend Value ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Madison Dividend Value ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Madison Dividend Value ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Madison Dividend Value ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Madison Dividend Value ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Madison Dividend Value ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Madison Dividend Value ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Madison Dividend Value ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%